Long-term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Apr. 30, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Gross loan	$ 9,369		$ 2,825
Current portion of long-term debt	(6,370)		(2,825)
Long-term Debt	2,999
Term note payable
Debt Instrument [Line Items]
Gross loan			9
Capital lease obligation
Debt Instrument [Line Items]
Gross loan	1,305
Promissory note
Debt Instrument [Line Items]
Gross loan	2,990
Convertible notes
Debt Instrument [Line Items]
Gross loan	3,325		$ 2,816
Paycheck Protection Program loan
Debt Instrument [Line Items]
Gross loan	$ 1,749	$ 1,749